TAXATION	12 Months Ended
Dec. 31, 2014
TAXATION
TAXATION

8.TAXATION

Cayman Islands

Under the current laws of the Cayman Islands, the Company and its subsidiaries that are incorporated in the Cayman Islands are not subject to tax on income or capital gain. In addition, upon payments of dividends by those companies to their shareholders, no Cayman Islands withholding tax will be imposed.

British Virgin Islands

Under the current laws of the British Virgin Islands, the Company’s subsidiary that is incorporated in the British Virgin Islands is not subject to tax on income or capital gain. In addition, upon payments of dividends by that company to its shareholders, no British Virgin Islands withholding tax will be imposed.

Hong Kong

51net is registered in Hong Kong as a non-Hong Kong company and is subject to Hong Kong profits tax at a rate of 16.5% on its assessable profit.

China

The Enterprise Income Tax Law of the PRC (“EIT Law”), which became effective January 1, 2008, applies a uniform enterprise income tax rate (“EIT”) of 25% to both foreign-invested enterprises and domestic enterprises

In December 2009, Tech JV was designated by relevant local authorities in Shanghai as a “High and New Technology Enterprise” under the EIT Law. Tech JV became subject to a preferential tax rate of 15%. In 2012, its preferential tax status has been renewed by local tax authorities through 2014. Tech JV is entitled to this preferential 15% tax rate as long as it maintains the required qualifications, which is subject to review every three years.

The EIT Law also imposes a 10% withholding income tax (“WHT”) for dividends declared out of the profits earned after January 1, 2008 by a foreign-invested enterprise (“FIE”) to its immediate holding company outside China. For certain treaty jurisdictions such as Hong Kong which has signed tax treaties with the PRC, the WHT rate is 5%. Since the Company intends to permanently reinvest earnings to further expand its businesses in mainland China, its FIEs do not intend to declare dividends to its immediate foreign holding entities in the foreseeable future. Accordingly, as of December 31, 2014, the Company has not recorded any withholding tax on the retained earnings of its FIEs in China. Cumulative undistributed earnings of the Company’s PRC subsidiaries intended to be permanently reinvested totaled RMB2,505,576 and RMB3,130,242, and the amount of the unrecognized deferred tax liability on the permanently reinvested earnings was RMB250,558 and RMB313,024 as of December 31, 2013 and 2014, respectively.

Composition of Income Tax Expense

Income (loss) before income tax expense for the years ended December 31, 2012, 2013 and 2014 were taxed within the following jurisdictions:

	2012	2013	2014
	RMB	RMB	RMB
PRC entities	608,637	665,131	745,639
Non-PRC entities	(42,952)	(64,183)	(193,694)
Total	565,685	600,948	551,945

The current and deferred portion of income tax expense included in the consolidated statements of operations and comprehensive income for the years ended December 31, 2012, 2013 and 2014 are as follows:

	2012	2013	2014
	RMB	RMB	RMB
Current income tax expense
PRC entities	93,081	98,056	106,368
Non-PRC entities	—	—	—
Total	93,081	98,056	106,368
Deferred income tax expense
PRC entities	2,498	2,252	6,667
Non-PRC entities	—	—	—
Total	2,498	2,252	6,667
Income tax expense
PRC entities	95,579	100,308	113,035
Non-PRC entities	—	—	—
Total	95,579	100,308	113,035

Reconciliation of the Differences Between Statutory Tax Rate and the Effective Tax Rate

Reconciliation between the statutory EIT rate in the PRC and the Group’s effective tax rate for the years ended December 31, 2012, 2013 and 2014 are as follows:

	2012	2013	2014
EIT statutory rate	25%	25%	25%
Difference in EIT rates of certain subsidiaries	(10)%	(10)%	(13)%
Non-deductibility of expenses incurred outside the PRC	2%	3%	9%
Other permanent differences	(1)%	(1)%	(1)%
Change in valuation allowance	1%	—	—
Effective EIT rate of the Group	17%	17%	20%

Income tax expense for the years ended December 31, 2012, 2013 and 2014 differs from the amounts computed by applying the EIT primarily due to the preferential tax rate enjoyed by Tech JV in the PRC. The aggregate amount and per share effect of the tax holidays are as follows:

	2012	2013	2014
	RMB	RMB	RMB
	(in thousands, except per share data)

Aggregate effect	57,889	63,361	69,818
Basic net income per share effect	1.01	1.08	1.19
Diluted net income per share effect	0.97	1.05	1.17

Significant components of deferred tax assets and liabilities as of December 31, 2013 and 2014 are as follows:

	2013	2014
	RMB	RMB
Deductible temporary differences related to other payables and accruals	8,712	9,960
Deductible temporary differences related to provision for doubtful accounts	1,062	314
Total current deferred tax assets	9,774	10,274
Less: Valuation allowance	(17)	(18)
Net current deferred tax assets	9,757	10,256
Tax loss carryforwards	4,005	5,563
Amount offset by non-current deferred tax liabilities	(2,847)	(5,041)
Total non-current deferred tax assets	1,158	522
Less: Valuation allowance	(526)	(446)
Net non-current deferred tax assets	632	76
Total deferred tax assets	10,389	10,332
Taxable temporary differences related to depreciation period	(2,587)	(3,382)
Taxable temporary differences related to government subsidy income	(6,243)	(14,252)
Amount offset by non-current deferred tax assets	2,847	5,041
Total non-current deferred tax liabilities	(5,983)	(12,593)
Total deferred tax liabilities	(5,983)	(12,593)

All current deferred tax assets and liabilities within a single tax jurisdiction are offset and presented as a single amount, and all non-current deferred tax assets and liabilities within a single tax jurisdiction are offset and presented as a single amount in accordance with ASC 740-10-45-6 “Income Taxes — Overall — Other Presentation Matters.”

As of December 31, 2013 and 2014, valuation allowances were provided on the deferred tax assets to the extent that management believed it was more likely than not that such deferred tax assets would not be realized in the foreseeable future. Valuation allowances were also provided because it was more likely than not that the Group will not be able to utilize certain tax loss carryforwards generated by certain subsidiaries or VIE subsidiaries. As those entities continue to generate tax losses and tax planning strategies are not available to utilize those tax losses in other group companies, management believes it is more likely than not that such losses will not be utilized before they expire. However, certain valuation allowance was reversed in 2012, 2013 and 2014 when the Group generated sufficient taxable income to utilize the deferred tax assets. If events occur in the future that prevent the Group from realizing some or all of its deferred tax assets, an adjustment to the valuation allowances will be recognized when such events occur. As of December 31, 2014, the Group had net operating loss carryforwards in PRC entities of RMB20,593, which can be carried forward to offset taxable income. The carryforward period for net operating losses under the EIT Law is five years. The net operating loss carryforwards of the Group will start to expire in 2018 for the amount of RMB9,565 if not utilized. The remaining net operating loss carryforwards will expire in varying amounts in 2019. Other than the expiration, there are no other limitations or restrictions upon the Group’s ability to use these operating loss carryforwards.

The following represents a roll-forward of the valuation allowance for each of the years:

	2012	2013	2014
	RMB	RMB	RMB
Balance at beginning of period	554	508	543
Additions	508	385	36
Reversals	(554)	(350)	(115)
Balance at end of period	508	543	464